Note 11 - Revenue Recognition (Tables)	12 Months Ended
Oct. 31, 2023
Notes Tables
Revenue from External Customers by Geographic Areas [Table Text Block]
	Years ended October 31,
	2023	2022	2021
United States	$59,062,858	$58,415,280	$48,537,091
Outside the United States	13,110,894	10,663,983	10,599,203
Total net sales	$72,173,752	$69,079,263	$59,136,294